Accounts payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounts Payable
Suppliers	$ 7,810,000	$ 20,678,000
Accounts payable	$ 12,866,000	35,080,000
Accounts payable settlement days	90 days
Interest charged on accounts payable	$ 0
Other related parties
Accounts Payable
Related party payables	5,056,000	14,402,000
Other related parties | Scorpio LR2 Pool Limited
Accounts Payable
Related party payables	1,174,000	1,076,000
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Accounts Payable
Related party payables	932,000	9,684,000
Other related parties | Scorpio Commercial Management S.A.M.
Accounts Payable
Related party payables	791,000	25,000
Other related parties | Bunker supplier
Accounts Payable
Related party payables	717,000	0
Other related parties | Scorpio MR Pool Limited
Accounts Payable
Related party payables	716,000	62,000
Other related parties | Scorpio Services Holding Limited (SSH)
Accounts Payable
Related party payables	541,000	1,888,000
Other related parties | Amounts due to a related party port agent
Accounts Payable
Related party payables	183,000	257,000
Other related parties | Scorpio Handymax Tanker Pool Limited
Accounts Payable
Related party payables	2,000	625,000
Other related parties | Scorpio LR1 Pool Limited
Accounts Payable
Related party payables	$ 0	$ 785,000